Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of restricted assets [line items]
Total Restricted Assets	$ 19,747,892	$ 17,123,500
INVIU S.A.U. [Member]
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	18,469	22,753
Guarantees linked to surety bonds	7,417
Tarjeta Naranja S.A. [member]
Disclosure of restricted assets [line items]
Attachments arising from judicial cases	973	3,188
Guarantees linked to rental contracts	7,076	9,209
Galicia Administradora de Fondos S.A [member]
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV	13,903	13,803
Galicia Securities S.A. [member]
Disclosure of restricted assets [line items]
For transactions in the market	48,015	0
Liquid offsetting entry required to operate as CNV agents	11,270	0
Guarantees linked to surety bonds	$ 1,129	$ 0